Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Schedule of Related Amortization Expense of Mortgage Servicing Rights (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	$ 5,807	$ 4,720	$ 5,150
2015	5,646
2016	5,187
2017	3,586
2018	2,597
2019	1,877
2020 and thereafter	1,468
Mortgage Servicing Rights [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	759	480	225
2015	1,550
2016	697
2017	531
2018	371
2019	230
2020 and thereafter	$ 119